Financial Instruments and Risk Management - Schedule of Derivative Commodity Contract Positions (Details)		12 Months Ended
	Jan. 01, 2021 $ / bbl bbl	Dec. 31, 2020 $ / bbl $ / GJ kJ bbl
Three Way Collar Contract | January 2021 - June 2021 [Member]
Disclosure of detailed information about hedging instruments [line items]
Remaining Volume (bbl) | bbl		300,000
Monthly Volume (bbl) | bbl		50,000
Three Way Collar Contract | January 2021 - June 2021 [Member] | Put Option1 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument		48.00
Three Way Collar Contract | January 2021 - June 2021 [Member] | Put Option1 [Member] | Short1 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument		40.00
Three Way Collar Contract | January 2021 - June 2021 [Member] | Put Option1 [Member] | Short1 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument		53.25
Three Way Collar Contract | February 2021 - December 2021 [Member] | Subsequent events
Disclosure of detailed information about hedging instruments [line items]
Remaining Volume (bbl) | bbl	550,000
Monthly Volume (bbl) | bbl	50,000
Three Way Collar Contract | February 2021 - December 2021 [Member] | Put Option1 [Member] | Subsequent events
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	50.00
Three Way Collar Contract | February 2021 - December 2021 [Member] | Put Option1 [Member] | Short1 [Member] | Subsequent events
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	40.00
Three Way Collar Contract | February 2021 - December 2021 [Member] | Put Option1 [Member] | Short1 [Member] | Subsequent events
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	60.00
Swap [Member] | January 2021 - December 2021 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument | $ / GJ		2.76
Remaining Volume (KJ) | kJ		1,387,000,000,000
Daily Volume (KJ) | kJ		3,800,000,000